UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period:  August 31, 2014

Item 1. Reports to Stockholders.

AMI LARGE CAP GROWTH FUND

SEMI-ANNUAL REPORT TO SHAREHOLDERS

AUGUST 31, 2014

AMI Large Cap Growth Fund
TABLE OF CONTENTS

Expense Example	3

Schedule of Investments	4

Statement of Assets and Liabilities	6

Statement of Operations	7

Statement of Changes in Net Assets	8

Financial Highlights	9

Notes to the Financial Statements	10

Additional Information	13

AMI Large Cap Growth Fund
Expense Example
For the Period Ended August 31, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2014 to August 31, 2014 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% Return Before Expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid During the Period

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD
AMI Large Cap Growth Fund
Actual Fund Return (1)	$1,000.00	$1,062.00	0.89%	$3.85
Hypothetical 5% Return	$1,000.00	$1,017.23	0.89%	$3.76

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.89% multiplied by the average account value over the period, multiplied by 153/365 (to reflect the “period”).

AMI Large Cap Growth Fund
Schedule of Investments
August 31, 2014 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 93.2%
CONSUMER DISCRETIONARY - 8.5%
Discovery Communications, Inc. Class A (a)	125	$5,465
Discovery Communications, Inc. Class C (a)	125	5,371
Nielsen NV	175	8,223
Starbucks Corp.	164	12,761
		31,820

CONSUMER STAPLES - 18.7%
Church & Dwight Co., Inc.	277	18,902
Costco Wholesale Corp.	92	11,139
Hain Celestial Group, Inc. (The) (a)	117	11,508
Kimberly-Clark Corp.	73	7,884
PepsiCo, Inc.	150	13,874
Whole Foods Market, Inc.	169	6,615
		69,922

ENERGY - 6.0%
Concho Resources, Inc. (a)	57	8,096
Continental Resources, Inc. (a)	46	7,419
Diamondback Energy, Inc. (a)	79	6,822
		22,337

FINANCIALS - 5.4%
Charles Schwab Corp. (The)	307	8,753
Wells Fargo & Co.	228	11,728
		20,481

HEALTHCARE - 26.4%
Abbott Laboratories	254	10,729
Allergan, Inc.	70	11,458
Becton Dickinson and Co.	112	13,122
CR Bard, Inc.	81	12,024
Cubist Pharmaceuticals, Inc. (a)	152	10,493
Express Scripts Holding Co. (a)	178	13,160
Salix Pharmaceuticals, Ltd. (a)	110	17,501
Zoetis, Inc.	284	10,065
		98,552

INDUSTRIALS - 8.5%
3M Co.	66	9,504
Healthcare Services Group, Inc.	363	9,921
Stericycle, Inc. (a)	104	12,360
		31,785

INFORMATION TECHNOLOGY - 14.5%
Apple, Inc.	150	15,375
Citrix Systems, Inc. (a)	122	8,572
eBay, Inc. (a)	134	7,437
MasterCard, Inc. Class A	154	11,675
QUALCOMM, Inc.	145	11,035
		54,094

See accompanying Notes to Financial Statements.

AMI Large Cap Growth Fund
Schedule of Investments
August 31, 2014 (Unaudited)(Continued)

	Shares	Market Value
MATERIALS - 3.7%
Ecolab, Inc.	119	$13,664

TELECOMMUNICATION SERVICES - 1.5%
Verizon Communications, Inc.	109	5,430

TOTAL COMMON STOCKS (Cost $330,970)		$348,085

SHORT-TERM INVESTMENT - 9.0%
Fidelity Institutional Money Market Funds - 0.05% (b)	33,683	33,683

TOTAL SHORT-TERM INVESTMENT (Cost $33,683)		33,683

Total Investments (Cost $364,653) - 102.2%		381,768
Liabilities in Excess of Other Assets - (2.2%)		(8,379)
TOTAL NET ASSETS - 100.0%		$373,389

Percentages are stated as a percent of net assets.

Footnotes:

(a) Non-Income Producing
(b) Rate quoted is seven-day yield at period end.

The Russell Global Sectors classification was developed by and/or is the exclusive property of the
Russell Investments and has been licensed for use by AMI Asset Management Corporation

See accompanying Notes to Financial Statements.

AMI Large Cap Growth Fund
Statement of Assets and Liabilities
At August 31, 2014 (Unaudited)

Assets
Investments in securities, at value (cost $364,653)	$381,768
Receivables:
Dividends and Interest	414
Due from Adviser	11,535
Total assets	393,717

Liabilities
Payables:
Administration fee	15,651
Accrued expenses	4,677
Total liabilities	20,328
Net Assets	$373,389

Number of shares, $0.01 par value, issued
and outstanding (unlimited shares authorized)	17,581

Net Asset Value, Offering Price and Redemption Price Per Share	$21.24

Components of Net Assets
Paid in capital	355,817
Accumulated net investment Income	210
Accumulated net realized gain on investments	247
Net unrealized appreciation on investments	17,115
Net assets	$373,389

See accompanying Notes to Financial Statements.

AMI Large Cap Growth Fund
Statement of Operations
For the Period Ended August 31, 2014 (Unaudited)

Investment Income
Income
Dividends	$1,118
Interest	4
Total Income	1,122

Expenses
Administration fees	25,909
Professional fees	12,501
Transfer Agent fees	9,180
Blue Sky Fees	9,009
Compliance fees	5,031
Trustee fees	4,851
Printing and mailing expense	3,436
Miscellaneous	3,213
Custody fees	2,491
Insurance fees	2,142
Advisory fees	758
Registration fees	153
Total operating expenses	78,674
Less fees waived by Adviser	(77,762)
Net expenses	912
Net investment income	210

Realized and Unrealized Gain on Investments
Net realized gain on investments	247
Net change in unrealized appreciation/depreciation on investments	17,115
Net realized and unrealized gains on investments	17,362
Net increase in net assets resulting from operations	$17,572

See accompanying Notes to Financial Statements.

AMI Large Cap Growth Fund
Statement of Changes in Net Assets

	For the period
	March 31, 2014	*
	through
	August 31, 2014
	(Unaudited)

Increase (Decrease) in Net Assets from:
Operations
Net investment income	$210
Net realized gain on investments	247
Net change in net unrealized appreciation on investments	17,115
Net increase in net assets resulting from operations	17,572

Capital Transactions
Proceeds from shares sold	355,817
Net increase in net assets from capital share transactions	355,817
Total increase in net assets	373,389

Net Assets
Beginning of period	-
End of period	$373,389
Undistributed Net Investment Income	$210

Capital Shares Transactions
Shares sold	17,581
Net increase in shares outstanding	17,581

* Commencement of operations.

See accompanying Notes to Financial Statements.

AMI Large Cap Growth Fund
Financial Highlights
For a capital share outstanding throughout each period

	For the period
	March 31, 2014	*
	Through
	August 31, 2014
	(Unaudited)

Net asset value, beginning of period	$20.00

Income from investment operations:
Net investment income	0.02	(1)
Net realized and unrealized gain on investments	1.22
Total Income from Investment Operations	1.24

Net asset value at end of period	$21.24

Total Return	6.20	% (3)

Net assets, end of period (in thousands)	$373.4

Ratio of operating expenses to average net assets:
Before expense reimbursement	76.82	% (2)
After expense reimbursement	0.89	% (2)

Ratio of net investment loss to average net assets:
Net of waivers and reimbursements	(75.73	%) (2)

Portfolio turnover rate	3	% (3)

* Commencement of Operations
(1) Calculated using the average shares method.
(2) Annualized
(3) Not Annualized

AMI Large Cap Growth Fund
Notes to the Financial Statements
August 31, 2014 (Unaudited)

NOTE 1 – ORGANIZATION

The AMI Large Cap Growth Fund (the “Fund”) is a non-diversified series of Trust for Advised Portfolios (the “Trust”).  The Trust was organized on August 29, 2003, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  The Fund commenced operations on March 31, 2014.

The Fund’s investment objective is to provide long-term capital appreciation with reduced volatility.

On September 10, 2014, the Board of the Trust, on behalf of the Fund, upon the recommendation of AMI Asset Management Corporation (“the Adviser”), and because there are no meaningful prospects for growth in assets and the Fund is not economically viable, approved a plan to liquidate the Fund. The Fund was liquidated on September 17, 2014.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed consistently by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America
(“U.S. GAAP”).

A. Security Valuation.

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded NASDAQ are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Quotations of foreign securities in a foreign currency shall be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates generally shall be determined prior to the close of the New York Stock Exchange (the “NYSE”). Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and asked price.

Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Adviser in accordance with procedures approved by the Board of Directors of the Fund. In determining fair value, the Fund takes into account all relevant factors and available information. Consequently, the price of the security used by the Fund to calculate its net asset value (“NAV”) per share may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Various inputs are used in determining the value of the Fund’s investments. The Fund has adopted the following fair value hierarchy as summarized below.

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical securities.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

              Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

AMI Large Cap Growth Fund
Notes to the Financial Statements
August 31, 2014 (Unaudited) (Continued)

Equity securities traded on national securities exchange are normally valued at the last reported sales price on the exchange where it is primarily traded.  To the extent these securities have market quotes from active markets, they are classified as Level 1.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2014. There were no transfers into or out of Level 1, Level 2 or Level 3 during the reporting period.

Description	Level 1	Level 2	Level 3	Total
Equity
Common Stock (a)	$348,085	$-	$-	$348,085
Total Equity	$348,085	$-	$-	348,085
Short-Term Investments	$33,683	$-	$-	$33,683
Total Investments in Securities	$381,768	$-	$-	$381,768

(a) Please refer to the Schedule of Investments for a breakout of common stocks by industry classification.

B. Security Transactions, Investment Income, and Distributions.

Security transactions are accounted for as of trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses are evaluated on the basis of identified costs. Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method.

C. Use of Estimates.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

D. Federal Income Taxes.

The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders.  Therefore no provision is made for federal income taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income an realized gains and losses is recorded by the fund.

As of and during the period ended August 31, 2014, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations.  During the period, the Fund did no incur any interest or tax penalties.  All tax years since commencement of operations remain subject to examination by the tax authorities in the United States.

AMI Large Cap Growth Fund
Notes to the Financial Statements
August 31, 2014 (Unaudited) (Continued)

E. Reclassification of Capital Accounts.

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended August 31, 2014, the Fund had no permanent book-to-tax differences.

F. Indemnification Obligations.

Under the Fund’s organizational documents, its current and former Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with the Adviser.  Under the terms of the agreement, the Fund pays the Adviser a fee equal to an annual rate of 0.74% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, and extraordinary expenses) will not exceed 0.89% of the Fund’s average daily net assets.   Expenses borne by the Adviser due to the Expense Cap are subject to reimbursement by the Fund up to three years from the year the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the Expense Cap.  For the period ended August 31, 2014, the Adviser waived $77,762.

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the Fund’s administrator.  The Fund pays the administrator a monthly fee computed at an annual rate of 0.08 percent of the first $250,000,000 of the Fund's average net assets, 0.05 percent on the next $250,000,000 of the Fund’s average net assets and 0.04 percent on the balance of the Fund's average net assets, subject to a $60,000 annual minimum.  USBFS also serves as the Fund's transfer agent.

U.S. Bank, N.A. serves as the Fund's custodian.  Quasar Distributors, LLC, an affiliate of USBFS, acts as the Fund’s distributor and principal underwriter.

The Independent Trustees were paid $15,600 for their services during the period ended August 31, 2014.  No compensation is paid to the Interested Trustee or officers of the Trust.

NOTE 4 – INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, other than short-term obligations and U.S. Government securities, for the period ended August 31, 2014, are as follows:

	Purchases	Sales
Common Stock	$355,817	$-

AMI Large Cap Growth Fund
Additional Information
August 31, 2014 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
FOR THE AMI LARGE CAP GROWTH FUND

At a meeting held on February 14, 2014 the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), approved a new investment advisory agreement (“Advisory Agreement”) with AMI Asset Management Corp. (the “Adviser”), for the AMI Large Cap Growth Fund (the “Fund”), a new series of the Trust.  Ahead of the February meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services to be provided by the Adviser to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory Agreement:

In considering the approval of the Advisory Agreement, the Board considered the following factors and made the following determinations.  In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

•
In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered AMI’s specific responsibilities in all aspects of day-to-day management of the AMI Fund as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel that would be involved in the day-to-day activities of the AMI Fund.  The Board concluded that AMI had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided would be satisfactory and reliable.

•	The Trustees considered the Adviser’s similarly managed separately managed account (“SMA”) performance, as the Fund was new and did not yet have performance.

•
The Trustees next reviewed the anticipated cost of the proposed services, the proposed structure and level of advisory fees payable by the Fund.  After reviewing the materials that were provided, the Trustees concluded that the fees to be received by AMI were fair and reasonable.

•
The Trustees discussed the likely overall profitability of AMI from managing the AMI Fund.  In assessing profitability, the Trustees reviewed AMI’s financial information provided in the Board materials and took into account both the likely direct and indirect benefits to AMI from managing the Fund.  The Trustees concluded that AMI’s profit from managing the Fund would likely not be excessive and, after review of relevant financial information, AMI appeared to have adequate capitalization and/or would maintain adequate profit levels to support the AMI Fund.

AMI Large Cap Growth Fund
Additional Information
August 31, 2014 (Unaudited)

Form N-Q
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
The Fund files its proxy voting records annually as of June 30 with the SEC on Form N-PX.  The Fund’s Form N-PX is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By            /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date    November 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date    November 6, 2014

By           /s/ Russell B. Simon
Russell B. Simon, Treasurer

Date    November 6, 2014